ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of total assets and liabilities of the disposal group that were classified as held for sale on the Group's Consolidated Balance Sheet

	As of December 31,
	2024	2025
Assets held for sale:
Cash and cash equivalents and restricted cash	8	0
Property and equipment, net	82	17
Operating lease right-of-use assets	1,732	552
Finance lease right-of-use assets	67	70
Other assets	52	30
Total	1,941	669

Liabilities held for sale:
Accrued expenses and other current liabilities	62	39
Operating lease liabilities, current	69	21
Operating lease liabilities, non-current	1,785	510
Finance lease liabilities	71	74
Other liabilities	97	27
Total	2,084	671